Annual Fund Operating Expenses - FT Cboe Vest US Equity Deep Buffer ETF - December - FT Cboe Vest US Equity Deep Buffer ETF - December	Dec. 21, 2020
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.